TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Pre-tax Income (Loss)
	Year ended December 31,
	2023	2022	2021

Domestic	$(64,360)	$(32,826)	$(15,419)
Foreign	2,640	2,691	2,230

	$(61,720)	$(30,135)	$(13,189)

Schedule of the Reconciliation of the Theoretical Tax Expenses
	Year ended December 31,
	2023	2022	2021

Loss before taxes on income	$(61,720)	$(30,135)	$(13,189)

Theoretical tax income computed at the Israeli statutory tax rate (23% for the years 2023, 2022 and 2021, respectively)	$(14,196)	$(6,931)	$(3,034)

Changes in valuation allowance	13,131	4,116	2,604

Write off of prepaid and withholding taxes	749	1,388	875
Foreign tax rates differences related to subsidiaries	20	46	14
Non-deductible expenses and exempt income	(269)	512	71
Capital note and inter-company balances release taxes	-	544	100
Other expenses and Exchange rate differences	(37)	195	488
Non-deductible share-based compensation expense	1,586	1,925	633
Change in uncertain tax positions	100	100	100

Actual tax expense	$1,084	$1,895	$1,851

Schedule of Income Tax Expense
	Year ended December 31,
	2023	2022	2021

Current taxes	$248	$391	$334
Deferred taxes expense	-	-	420
Taxes in respect of previous years	(13)	16	122
Write off of prepaid and withholding taxes	749	1,388	875
Change in expense associated with tax positions for current year	100	100	100

	$1,084	$1,895	$1,851
	Year ended December 31,
	2023	2022	2021

Domestic	$822	$1,129	$973
Foreign	262	766	878

Total	$1,084	$1,895	$1,851

Domestic
Taxes in respect of previous years	$-	$(20)	$37
Write off of prepaid and withholding taxes	822	1,149	936

Total Domestic	$822	$1,129	$973

Foreign
Current taxes	$248	$391	$334
Deferred taxes expense	-	-	420
Taxes in respect of previous years	(13)	36	85
Write off of prepaid and withholding taxes	(73)	239	(61)
Change in expense associated with tax positions for current year	100	100	100

Total foreign	$262	$766	$878

Total income tax expense (benefit)	$1,084	$1,895	$1,851

Schedule of Deferred Income Taxes
	December 31,
	2023	2022
Deferred tax assets:
Operating and capital loss carryforwards	$34,420	$25,962
Research and development	8,423	10,260
Employee benefits	1,522	1,286
Intangible assets	353	77
Operating lease liabilities	496	1,178
Stock based compensation expenses	1,733	1,481
Onerous contract	127	-
Prepaid and withholding taxes	6,297	5,702
Other temporary differences	543	563

Deferred tax asset before valuation allowance	53,914	46,509
Valuation allowance	(49,928)	(41,917)
Deferred tax asset net of valuation allowance	3,986	4,592

Deferred tax liability:
Intangible assets	3,284	3,354
Operating lease right-of-use assets	702	1,239

Net deferred tax asset	$-	$-